PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2024 and 2023 are as follows:

	12-31-2024	12-31-2023
Classes of Provisions	ThU.S.$	ThU.S.$
Short-term provisions	1,837	3,905
Provisions for litigations	499	440
Other short-term provisions	1,338	3,465
Long-term provisions, non-Current	33,121	28,651
Provisions for litigations	29,265	28,651
Other long-term provisions	3,856	-
Total provisions	34,958	32,556

Disclosure of other provisions [text block]
	12-31-2024
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,091	3,465	32,556
Changes in provisions
Additional provisions	3,763	4,667	8,430
Used provisions	(1,834)	(2,310)	(4,144)
Increase (decrease) in foreign exchange	(1,261)	(628)	(1,889)
Other increases (decreases)	5	-	5
Total changes	673	1,729	2,402
Closing balance	29,764	5,194	34,958
(*) The increase in litigations is mainly made up of ThU.S.$ 3,673 by subsidiaries in Argentina and Brazil for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds mainly to the deferred subsidy of one subsidiary in Brazil. In addition, the decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill.

	12-31-2023
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	39,668	10,551	50,219
Changes in provisions
Additional provisions	27,732	-	27,732
Increase due to business combination	87	-	87
Used provisions	(1,743)	(5,440)	(7,183)
Reversal of unused provision	(32,276)	(1,676)	(33,952)
Increase (decrease) in foreign exchange	(3,524)	30	(3,494)
Other increases (decreases)	(31)	-	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)	-	(822)
Total changes	(10,577)	(7,086)	(17,663)
Closing balance	29,091	3,465	32,556
(*) The increase in litigations is mainly made up of ThU.S.$ 25,098 (subsidiaries in Brazil) for civil and labor lawsuits. In addition, the decrease legal litigations correspond mainly to the reversal of the provision for a lawsuit with a supplier in the Arauco do Brasil S.A.
(**) The decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill and the decrease in the balance of the provision for negative equity of E2E SpA.

	12-31-2022
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,886	-	29,886
Changes in provisions
Additional provisions	24,582	8,875	33,457
Used provisions	(13,652)	-	(13,652)
Increase (decrease) in foreign exchange	(1,144)	-	(1,144)
Other increases (decreases)	(4)	1,676	1,672
Total changes	9,782	10,551	20,333
Closing balance	39,668	10,551	50,219
(*) The increase in litigations is mainly made up of ThU.S.$ 24,533 (subsidiaries in Brazil) for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds to the dismantling L1.